L3's Earnings Per Share, Reconciliation of Basic and Diluted Earnings Per Share (EPS) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 23, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of net income (loss) [Abstract]
Net income (loss)	$ 293	$ 25	$ 207	$ 168	$ 192	$ 151	$ 151	$ 230	$ 693	$ 724	$ (225)
Net income from continuing operations attributable to noncontrolling interests									(16)	(14)	(15)
Net income (loss) attributable to L-3	289	22	202	164	188	148	147	227	677	710	(240)
Earnings (loss) attributable to L3's common shareholders: [Abstract]
Continuing operations									753	619	492
Discontinued operations, net of income tax									(76)	91	(732)
Net income (loss) attributable to L-3	$ 289	$ 22	$ 202	$ 164	$ 188	$ 148	$ 147	$ 227	$ 677	$ 710	$ (240)
Basic [Abstract]
Weighted average common shares outstanding (in shares)									78.0	77.4	80.7
Basic earnings (loss) per share attributable to common shareholders:
Continuing operations (in dollars per share)	$ 3.42	$ 1.83	$ 2.44	$ 1.97	$ 2.37	$ 1.89	$ 1.68	$ 2.06	$ 9.65	$ 7.99	$ 6.10
Discontinued operations, net of income tax (in dollars per share)									(0.97)	1.18	(9.07)
Basic earnings (loss) per share (in dollars per share)	3.70	0.28	2.59	2.11	2.43	1.91	1.90	2.92	$ 8.68	$ 9.17	$ (2.97)
Common and potential common shares [Abstract]
Weighted average common shares outstanding (in shares)									78.0	77.4	80.7
Effect of dilutive securities									1.6	1.4	1.2
Common and potential common shares (in shares)									79.6	78.8	81.9
Diluted earnings (loss) per share attributable to common shareholders:
Continuing operations (in dollars per share)	3.34	1.79	2.39	1.93	2.32	1.85	1.66	2.02	$ 9.46	$ 7.86	$ 6.01
Discontinued operations, net of income tax (in dollars per share)									(0.95)	1.15	(8.94)
Diluted earnings (loss) per share (in dollars per share)	$ 3.62	$ 0.28	$ 2.54	$ 2.07	$ 2.38	$ 1.88	$ 1.88	$ 2.87	$ 8.51	$ 9.01	$ (2.93)